CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class A ordinary shares USD ($) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficits CNY (¥)	Accumulated deficits USD ($)	Total Company's ordinary shareholders' equity CNY (¥)	Total Company's ordinary shareholders' equity USD ($)	Class A ordinary shares shares	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2022	¥ 23		¥ 2	¥ 16,037,406		¥ 397,304		¥ 35,657		¥ (11,421,145)		¥ 5,049,247			¥ 5,049,247
Beginning balance (in shares) at Dec. 31, 2022 | shares	2,079,801,956	2,079,801,956	144,778,552
Net income										2,844,037		2,844,037			2,844,037
Foreign currency translation difference						(360)						(360)			(360)
Issuance of Class A ordinary shares				79								79			79
Issuance of Class A ordinary shares (in shares) | shares	13,478,384	13,478,384
Appropriation to statutory reserves								132,022		(132,022)
Share based compensation				239,506								239,506			239,506
Ending balance at Dec. 31, 2023	¥ 23		¥ 2	16,276,991		396,944		167,679		(8,709,130)		8,132,509			8,132,509
Ending balance (in shares) at Dec. 31, 2023 | shares	2,093,280,340	2,093,280,340	144,778,552
Net income										2,955,709		2,955,709			2,955,709
Foreign currency translation difference						41,592						41,592			41,592
Issuance of Class A ordinary shares	¥ 1			1								2			2
Issuance of Class A ordinary shares (in shares) | shares	19,107,320	19,107,320
Appropriation to statutory reserves								200,367		(200,367)
Share based compensation				364,846								364,846			364,846
Conversion from Senior Preferred Shares to Class A Ordinary Shares				63,379								63,379			63,379
Conversion from Senior Preferred Shares to Class A Ordinary Shares (in shares) | shares	12,307,688	12,307,688												12,307,688
Others - Additional paid-in capital				23								23			23
Ending balance at Dec. 31, 2024	¥ 24		¥ 2	16,705,240		438,536		368,046		(5,953,788)		11,558,060			11,558,060
Ending balance (in shares) at Dec. 31, 2024 | shares	2,124,695,348	2,124,695,348	144,778,552
Net income										3,600,382		3,600,382			3,600,382	$ 513,877
Foreign currency translation difference						(106,894)						(106,894)			(106,894)
Cancellation of Class A Ordinary share(s) as Treasury shares (In shares) | shares	(200,032)	(200,032)												(200,044)
Issuance of Class A ordinary shares				3								3			3
Issuance of Class A ordinary shares (in shares) | shares	25,040,000	25,040,000
Appropriation to statutory reserves								85,579		(85,579)
Share based compensation				573,148								573,148			573,148
Conversion from Class B Ordinary Shares to Class A Ordinary Shares (in Shares) | shares	8,606,496	8,606,496	(8,606,496)											8,606,496
Others (In shares) | shares	(12)	(12)	(52)
Ending balance at Dec. 31, 2025	¥ 24	$ 3	¥ 2	¥ 17,278,391	$ 2,466,122	¥ 331,642	$ 47,335	¥ 453,625	$ 64,745	¥ (2,438,985)	$ (348,113)	¥ 15,624,699	$ 2,230,092		¥ 15,624,699	$ 2,230,092
Ending balance (in shares) at Dec. 31, 2025 | shares	2,158,141,800	2,158,141,800	136,172,004